BRADLEY A. STRICKLING

Vice President and Senior Counsel

Writer's Direct Number: (205) 268-7884

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brad.strickling@protective.com

May 1, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Protective Life and Annuity Insurance Company
Protective NY COLI VUL
Protective Executive Benefits Registered VUL NY
Filing Pursuant to Rule 497(j) for
File No. 333-257081; 811-23707

Commissioners:

On behalf of Protective Life and Annuity Insurance Company and the Protective NY COLI VUL, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Executive Benefits Registered VUL NY”, a variable universal life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for Protective NY COLI VUL as filed electronically with the Commission on April 23, 2025.

Please do not hesitate to call me at (205) 268-7884 if you have any questions.

Sincerely,

/s/ Bradley A. Strickling
Bradley A. Strickling